Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilities
Accrued Liabilities

8. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	2021	2020
Accrued payroll	$1,001	$1,008
Accrued interest	11,873	2,137
Accrued dry-docking expenses	280	2,177
Accrued expenses	7,692	5,638
Total	$20,846	$10,960

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet and other expenses as of December 31, 2021 and December 31, 2020.